Related Parties Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties Disclosures [Abstract]
Schedule of Related Party Transactions	Related party transactions
	For the year ended December 31,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Payments made on behalf by director	23,944	28,363	6,988
Employee benefit expenses charged from related parties	12,000	-	-
Selling and administrative expenses charged from related parties	8,495	-	-

Schedule of Remuneration of Key Management Personnel	Remuneration of key management personnel
	For the year ended December 31,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Ng Chen Lok, Chairman, CEO & Director
- Director fee	678,306	820,684	202,215
Robert Michael Harrison Jr, Independent Director
- Director fee	-	63,452	15,634
Lai Fuu Sing, Independent Director
- Director fee	-	13,125	3,234
Pan Seng Wee, Independent Director
- Director fee	-	13,125	3,234
Chen Xiang Foong, Independent Director
- Director fee	-	50,327	12,400
Elain Binti Lockman, Independent Director
- Director fee	-	50,327	12,400
Zuria Hajar Bt Mohd Adnan, CFO & Director
- Salary	92,043	113,000	27,843
- Employer Contribution to Defined Contribution Plan	10,560	16,644	4,101
- Employer Contribution to Insurance Scheme	1,217	1,381	340
Loong Xin Yee, COO	120,000	120,000	29,568
Tan Kim Chuan, CTO
- Salary	144,330	194,900	48,023
- Employer Contribution to Defined Contribution Plan	2,600	8,736	2,153
- Employer Contribution to Insurance Scheme	386	1,198	295